Investment in joint venture	12 Months Ended
Dec. 31, 2021
Investment In Joint Venture [Abstract]
Investment in joint venture [Text Block]
8. Investment in joint venture

On July 31, 2018, the Company completed a transaction (the "JV Transaction") with a subsidiary of Gold Fields Limited ("Gold Fields"), following which:

•	the Company and Gold Fields each own a 45% economic interest in Asanko Gold Ghana Limited ("AGGL"), which owns the AGM, with the Government of Ghana retaining a 10% free-carried interest in the AGM;

•	the Company and Gold Fields each own a 50% interest in Adansi Gold Company (GH) Limited ("Adansi Ghana"), which owns a number of exploration licenses; and

•	the Company and Gold Fields each acquired a 50% interest in the JV entity, Shika Group Finance Limited ("JV Finco").

As the JV is structured within the legal entities of AGGL, Adansi Ghana and JV Finco, the JV represents a joint venture as defined under IFRS 11 - Joint Arrangements, and the Company commenced equity accounting for its interest in the JV effective July 31, 2018.

The following table summarizes the change in the carrying amount of the Company's investment in the joint venture:

	December 31, 2021	December 31, 2020
	$	$
Balance, beginning of year	59,159	-
Company's share of the JV's net (loss) income for the year	(51,528)	59,159
Impairment of investment in joint venture	(7,631)	-
Balance, end of year	-	59,159

Impairment of the AGM

On February 25, 2022, the Company announced that recent gold recovery at the AGM had been lower than expected. The Company determined the AGM was not in a position to declare mineral reserves in its updated NI 43-101 filed on March 29, 2022, with an effective date of February 28, 2022.

The Company considered these factors to represent an indicator of impairment of the MPP&E of the AGM. In addition, the AGM’s mine plan for 2022 contemplates a temporary deferral of mining activities in Q2 2022 following which only stockpile material will be processed for the balance of 2022. Accordingly, the Company assessed the recoverable amount of the AGM, which was based on management's best estimate of the fair value less cost to sell.

Without defined mineral reserves published in a NI 43-101, management was unable to undertake a meaningful discounted cash flow analysis based on Life of Mine cash flows as had been done in previous impairment analyses. Therefore, management estimated the recoverable amount of the AGM by applying a fair value of $25 per ounce to the AGM’s Measured and Indicated resources.  The fair value of $25 per ounce was estimated by reviewing market prices for similar assets while also considering risks specific to the AGM asset, including historical reclamation and workforce related costs. Stockpiles were valued based on the estimated selling price less remaining costs to process the ore. The fair value less cost to sell of the AGM CGU (on a 100% basis) was estimated to be $100.7 million.

Management's estimate of the fair value of the AGM's MPP&E is classified as Level 3 in the fair value hierarchy.

At December 31, 2021, the carrying value of the AGM’s MPP&E was $153.2 million greater than its estimated recoverable amount, therefore an impairment charge on MPP&E in this amount was recognized for the year ended December 31, 2021 (the Company's share of which was $68.9 million). In addition, as a result of lower expected recovery, the AGM also recorded a $22.8 million write-down of stockpile inventory to net realizable value (refer to note 8(ii)).

Sensitivity analysis

Due to the sensitivity of the recoverable amount to management judgments and estimates, specifically market comparable rates for in-situ mineral resources, as well as unforeseen factors, any significant change in key assumptions and inputs could result in changes in impairment charges to be recorded in future periods. The following table highlights the assumptions and estimates that management believes are most sensitive to estimating the recoverable amount. Any change in these assumptions and estimates could have a material impact on the estimated recoverable amount of the AGM.

Assumption	Per management's estimate	Sensitivity	Impact on recoverable amount (100% basis)
			Increase ($'millions)	Decrease ($'millions)
Market value of in-situ resources	$25/oz	+/- $5/oz	$14	$14

Impairment testing of Investment in associate recognized by the Company

The Company recorded its share of the AGM's losses for the year ended December 31, 2021 of $51.5 million, which reduced the carrying value of the investment in the associate to $7.6 million as at December 31, 2021. Furthermore, as discussed in note 7, the value attributed to the preference shares was $72.4 million (compared to the par value of $132.4 million).

The Company's management considered that the above noted impairment considerations identified at the JV level were also applicable to the carrying value of the Company's equity investment in the AGM JV. When considering the capital structure of the JV, specifically the face value of the preference shares, management concluded that the fair value attributed to the preference shares was indicative that no additional value would be available to equity interests in the JV. Accordingly, management estimated the recoverable amount of its equity investment in the JV to be nil at December 31, 2021 and as a result recognized an impairment charge of $7.6 million for the year ended December 31, 2021.

Operating and financial results of the JV for the years ended December 31, 2021 and 2020

Summarized financial information for the Company's investment in the JV is outlined in the table below.

All disclosures in this note 8 are on a 100% JV basis, unless otherwise indicated. The JV applies the same accounting policies as the Company.

Statement of Income (Loss) for the years ended December 31, 2021 and 2020

		2021	2020
	Note	$	$
Revenues	(i)	382,380	418,130
Production costs	(ii)	(255,058)	(198,347)
Depreciation and depletion	(vi)	(50,177)	(50,934)
Royalties	(ii)	(19,119)	(20,907)
Income from mine operations		58,026	147,942

Impairment of MPP&E		(153,164)	-
Exploration and evaluation expenditures		(10,521)	(9,681)
General and administrative expenses		(9,576)	(7,434)
(Loss) income from operations		(115,235)	130,827

Finance expense	(xi)	(2,908)	(3,165)
Finance income		275	285
Foreign exchange gain		3,396	3,572
Net (loss) income after tax for the year		(114,472)	131,519

Company's share of net (loss) income of the JV for the year		(51,528)	59,159

The assets and liabilities of the Asanko Gold Mine JV, on a 100% basis, as at December 31, 2021 and 2020 were as follows:

		December 31, 2021	December 31, 2020
	Note	$	$
Assets
Current assets
Cash and cash equivalents		49,211	64,254
Receivables		14,285	10,820
Inventories	(iii)	75,696	81,675
Prepaid expenses and deposits		2,944	4,909
VAT receivable		6,296	8,911
		148,432	170,569
Non-current assets	(iii),(iv),(v),(vi)	145,888	280,769
Total assets		294,320	451,338

Liabilties
Current liabilities
Accounts payable and accrued liabilities		57,948	73,102
Revolving credit facility	(vii)	-	30,000
Lease liabilities	(viii)	10,025	5,608
Asset retirement provisions	(ix)	-	1,025
		67,973	109,735
Non-current liabilities
Lease liabilities	(viii)	467	113
Long-term incentive plan liability		98	596
Asset retirement provisions	(ix)	81,028	71,668
		81,593	72,377
Total liabilities		149,566	182,112

Equity	(x)	144,754	269,226
Total liabilities and equity		294,320	451,338

The Company has provided the following incremental disclosures for stakeholders to evaluate the financial performance and financial condition of the AGM. All amounts in the following tables and descriptions are on a 100% basis.

(i)   Revenue

AGGL has an offtake agreement with a special purpose vehicle of RK Mine Finance Trust I ("Red Kite") with the following details (the "Offtake Agreement"):

- sale of 100% of the future gold production from the AGM up to a maximum of 2.2 million ounces to Red Kite;

- Red Kite to pay for 100% of the value of the gold ten business days after shipment;

- a provisional payment of 90% of the estimated value will be made one business day after delivery;

- the gold sale price will be a spot price selected during a nine-day quotational period following shipment of gold from the mine;

- performance obligations of the AGM are satisfied once the refining outturn report is provided to Red Kite; and

- should AGGL wish to terminate the Offtake Agreement, a termination fee will be payable according to a schedule dependent upon the amount of gold delivered under the Offtake Agreement at the time of termination.

During the year ended December 31, 2021, the AGM sold 216,076 ounces of gold to Red Kite in accordance with the Offtake Agreement (year ended December 31, 2020 - 243,807 ounces).

As of December 31, 2021, the AGM has delivered 1,299,256 ounces to Red Kite under the Offtake Agreement. The Offtake Agreement was not affected by the JV Transaction and will remain in effect until all contracted ounces have been delivered to Red Kite or AGGL elects to terminate the Offtake Agreement and pay the associated fee.

Included in revenue of the AGM is $0.6 million relating to by-product silver sales for the year ended December 31, 2021 (year ended December 31, 2020 - $0.9 million).

(ii) Production costs and royalties

The following is a summary of production costs by nature, on a 100% basis, incurred during the years ended December 31, 2021 and 2020:

	December 31, 2021 $	December 31, 2020 $
Raw materials and consumables	(54,422)	(54,588)
Salary and employee benefits	(37,449)	(35,204)
Contractors (net of deferred stripping costs)	(135,244)	(119,337)
Change in stockpile, gold-in-process and gold dore inventories	(7,825)	28,970
Insurance, government fees, permits and other	(20,125)	(17,161)
Share-based compensation	7	(1,027)
Total production costs	(255,058)	(198,347)

During the year ended December 31, 2021, the AGM recognized a $26.4 million downward net realizable value adjustment to the carrying value of its stockpile inventory, of which $19.6 million was recorded as production costs and $6.8 million recorded as depreciation expense. The gold price assumption applied in the net realizable value calculation was $1,835 per ounce, and management estimated future costs of processing the stockpiles based upon historical and projected information.

During the year ended December 31, 2020, the AGM recognized a $16.6 million reversal of previously recorded net realizable value adjustments on its stockpile inventory primarily due to an increase in gold prices during the year, of which $7.7 million was credited against production costs and $8.9 million credited against depreciation expense.

All of the AGM's concessions are subject to a 5% gross revenue royalty payable to the Government of Ghana. The AGM's Akwasiso mining concession is also subject to an additional 2% net smelter return royalty payable to the previous owner of the mineral tenement, and the AGM's Esaase mining concession is also subject to an additional 0.5% net smelter return royalty payable to the Bonte Liquidation Committee.

(iii) Inventories

The following is a summary of inventories held by the AGM, on a 100% basis, as at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
	$	$
Gold dore on hand	3,244	8,197
Gold-in-process	1,563	1,814
Ore stockpiles	51,470	54,701
Materials and spare parts	24,562	22,152
Total inventories	80,839	86,864

Less non-current inventories:
Ore stockpiles	(5,143)	(5,189)
Total current inventories	75,696	81,675

(iv) Reclamation deposit

The AGM is required to provide security to the Environmental Protection Agency of Ghana ("EPA") for the performance by the AGM of its reclamation obligations in respect of its mining leases.

The AGM deposits a reclamation deposit in a Ghanaian bank and the reclamation deposit is required to be held until receiving a final reclamation completion certificate from the EPA. The AGM is expected to be released from this requirement 45 days following the third anniversary of the date that the AGM receives a final completion certificate. The reclamation deposit accrues interest and is carried at $1.9 million at December 31, 2021 (December 31, 2020 - $1.9 million).

Total security required to be provided to the EPA for the Obotan deposits totals $15.6 million and comprises a reclamation deposit of $4.7 million (including the $1.9 million previously paid) and a bank guarantee of $10.9 million, 50% of which was provided by the Company (note 12). The additional cash reclamation deposit of $2.8 million was paid in Q1 2022.

The security provided to the EPA for the Esaase deposits is $1.1 million and comprised a reclamation deposit of $0.2 million and a bank guarantee of $0.9 million, 50% of which was provided by the Company (note 12). The cash reclamation deposit of $0.2 million is expected to be paid in 2022.

(v) Right-of-use assets

The following table shows the movement in the right-of-use asset related to the service and lease agreements of the AGM for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
	$	$
Balance, beginning of year	2,873	9,429
Recognition of mining contractor services agreements entered into during the year	18,809	5,604
Depreciation expense	(14,946)	(9,407)
Allocation of impairment	(3,533)	-
Derecognition associated with termination of contractor services agreement	-	(2,753)
Balance, end of year	3,203	2,873

(vi) Mineral properties, plant and equipment

Additions to mineral properties, plant and equipment

During the year ended December 31, 2021, the AGM capitalized $35.8 million in expenditures related to mineral properties, plant and equipment, excluding capitalized deferred stripping costs and asset retirement costs (year ended December 31, 2020 - $54.1 million).

Deferred stripping

During the year ended December 31, 2021, the AGM deferred a total of $7.1 million of stripping costs to depletable mineral interests (year ended December 31, 2020 - $18.7 million).

Depreciation and depletion

During the year ended December 31, 2021, the AGM recognized depreciation and depletion expense of $50.2 million, including $0.6 million expensed through changes in inventories (year ended December 31, 2020 - depreciation and depletion expense of $50.9 million, while a further $1.8 million was allocated to the cost of inventories).

Impairment

As discussed above, the AGM recorded an impairment on MPP&E $153.2 million for the year ended December 31, 2021 (the Company’s share of which was $68.9 million).

(vii)  Revolving credit facility

In October 2019, the JV entered into a $30.0 million revolving credit facility (the "RCF") with Rand Merchant Bank ("RMB"). The term of the RCF is three years, maturing in September 2022 and bears interest on a sliding scale of between LIBOR plus a margin of 4% and LIBOR plus a margin of 3.8%, depending on the security granted to RMB. Commitment fees in respect of any undrawn portion of the RCF will accrue on a similar sliding scale of between 1.33% and 1.40%. During the year ended December 31, 2021, the JV repaid in full the $30.0 million then outstanding on the RCF and as such the balance of the RCF as of December 31, 2021 was $nil (December 31, 2020 - $30.0 million).

During the year ended December 31, 2021, the AGM recognized interest expense and other fees associated with the RCF of $0.8 million (year ended December 31, 2020 - interest expense and other fees of $1.2 million).

(viii) Lease liabilities

The following table shows the movement in the lease liabilities related to the service and lease agreements of the AGM for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
	$	$
Balance, beginning of year	5,721	23,205
Recognition of lease agreements entered into during the year	18,809	5,604
Lease payments made during the year	(14,434)	(17,160)
Interest expense	396	732
Derecognition associated with termination of contractor services agreement	-	(6,660)
Total lease liabilities, end of year	10,492	5,721

Less: current lease liabilities	(10,025)	(5,608)
Total non-current lease liabilities, end of year	467	113

(ix) Asset retirement provisions

The following table shows the movement in the asset retirement provisions of the AGM as at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
	$	$
Balance, beginning of year	72,693	56,148
Accretion expense	1,191	550
Change in estimate	7,307	16,149
Reclamation undertaken during the year	(163)	(154)
Total asset retirement provisions, end of year	81,028	72,693

Less: current portion of asset retirement provisions	-	(1,025)
Total non-current portion of asset retirement provisions	81,028	71,668

The asset retirement provisions consist of reclamation and closure costs for the JV's Ghanaian mining properties. Reclamation and closure activities include land rehabilitation, dismantling of buildings and mine facilities, ongoing care and maintenance and other costs.

As at December 31, 2021, the AGM's reclamation cost estimates were discounted using a long-term risk-free discount rate of 1.5% (December 31, 2020 - 1.0%). The increase in the carrying value of the asset retirement provisions was primarily due to an increase in closure cost estimates during the year as a result of additional disturbances from ongoing mining operations and a change in timing of forecast reclamation activities.

(x) Preferred shares

The following table shows the movement in the JV partners' preferred share investments in the JV for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
	$	$
Balance, beginning of year	274,880	349,880
Distributions to partners during the year	(10,000)	(75,000)
Balance, end of year	264,880	274,880

(xi)  Finance expense

The following is a summary of finance expense incurred by the JV during the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
	$	$
Premiums paid for hedging instruments	(381)	(366)
Interest on lease liabilities (note viii)	(396)	(732)
Fees and expenses associated with RCF (note vii)	(761)	(1,198)
Accretion charges on asset retirement provisions (note ix)	(1,191)	(550)
Other	(179)	(319)
Total finance expense	(2,908)	(3,165)

(xii) The cash flows of the AGM, on a 100% basis, were as follows for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
	$	$
Cash provided by (used in):
Operating cash flow before working capital changes	91,736	183,065
Operating activities	86,602	152,322
Investing activities	(45,891)	(69,108)
Financing activities	(55,522)	(62,590)
Impact of foreign exchange on cash and cash equivalents	(232)	(128)
(Decrease) increase in cash and cash equivalents during the year	(15,043)	20,496
Cash and cash equivalents, beginning of year	64,254	43,758
Cash and cash equivalents, end of year	49,211	64,254